Investments in associates and joint ventures - Ownership and voting capital (Details)	12 Months Ended
Dec. 31, 2018
Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
% Ownership	25.00%
% Voting capital	25.00%
% Noncontrolling interest	75.00%
VLI S.A.
Investments in associates and joint ventures
% Ownership	37.60%
% Voting capital	37.60%
% Noncontrolling interest	62.40%
VLI S.A. | Ferrous minerals
Investments in associates and joint ventures
% Ownership	37.60%
% Voting capital	37.60%
Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
% Ownership	55.00%
% Voting capital	55.00%
% Noncontrolling interest	45.00%
Alianca Geracao de Energia S.A. | Others
Investments in associates and joint ventures
% Ownership	55.00%
% Voting capital	55.00%
Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
% Noncontrolling interest	50.00%
Companhia Coreano-Brasileira de Pelotizacao | Ferrous minerals
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Ownership	50.90%
% Voting capital	51.00%
% Noncontrolling interest	49.10%
Companhia Hispano-Brasileira de Pelotizacao | Ferrous minerals
Investments in associates and joint ventures
% Ownership	50.89%
% Voting capital	51.00%
Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Ownership	50.90%
% Voting capital	51.00%
% Noncontrolling interest	49.10%
Companhia Italo-Brasileira de Pelotizacao | Ferrous minerals
Investments in associates and joint ventures
% Ownership	50.90%
% Voting capital	51.00%
Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Ownership	51.00%
% Voting capital	51.10%
% Noncontrolling interest	49.00%
Companhia Nipo-Brasileira de Pelotizacao | Ferrous minerals
Investments in associates and joint ventures
% Ownership	51.00%
% Voting capital	51.11%
Companhia Siderurgica do Pecem ("CSP")
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
% Noncontrolling interest	50.00%
MRS Logistica S.A.
Investments in associates and joint ventures
% Ownership	48.20%
% Voting capital	46.80%
% Noncontrolling interest	51.80%
MRS Logistica S.A. | Ferrous minerals
Investments in associates and joint ventures
% Ownership	48.16%
% Voting capital	46.75%
Nacala BV
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
% Noncontrolling interest	50.00%
Baovale Mineracao S.A | Ferrous minerals
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
California Steel Industries, Inc | Others
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
Companhia Siderurgica do Pecem | Others
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
Alianca Norte Energia Participacoes S.A. | Others
Investments in associates and joint ventures
% Ownership	51.00%
% Voting capital	51.00%
Samarco Mineracao S.A.
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
% Noncontrolling interest	50.00%